Mergers, Acquisitions and Disposals - Summary of Selected Income Statement Information Related to Business Acquisition (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about business combination [line items]
Income before income taxes	$ 47,789	$ 2,434		$ 35,063	$ 31,208
Vonpar [member]
Disclosure of detailed information about business combination [line items]
Total revenues				1,628
Income before income taxes				380
Net income				252
Grupo Socofar [member]
Disclosure of detailed information about business combination [line items]
Total revenues					7,583
Income before income taxes					394
Net income					354
Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Total revenues				2,400	20,262
Income before income taxes				(66)	176
Net income				$ (80)	$ 120
CCFPI [member]
Disclosure of detailed information about business combination [line items]
Total revenues	20,524
Income before income taxes	1,265
Net income	$ 896

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3